Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (958,580)	$ (1,482,832)	$ (2,930,574)	$ (5,673,293)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Net loss attributable to noncontrolling interests in Omagine LLC	(9,363)	(26,285)	(80,663)	(195,879)
Depreciation and amortization of property and equipment	1,592	2,422	4,844	4,858
Stock-based compensation related to stock options	270	270	292,463	3,115,190
Issuance of Common Stock for Stockholder Relations Agent	15,000
Issuance of Common Stock for finders' fees on restricted Common Stock sales				72,500
Issuance of Common Stock for consulting fees			25,000	9,450
Issuance of Common Stock for 401(k) Plan contributions	76,250	76,250	76,250	76,250
Issuance of Common Stock in satisfaction of SEDA commitment fees			150,000
Issuance of Common Stock for Directors' fees	225,000	225,000	225,000	100,000
Amortization of debt discounts	73,904	38,333	200,748	41,300
Changes in operating assets and liabilities:
Prepaid expenses and other current assets and other assets	1,859	27,958	29,613	2,233
Accrued interest on notes payable	20,215	10,047	28,467	25,589
Accounts payable	101,769	140,272	323,623	82,554
Accrued officers' payroll	119,450	(23,426)	80,192	(128,088)
Accrued expenses and other current liabilities	(27,933)	4,745	53,862	(4,002)
Net cash flows used by operating activities	(360,567)	(1,007,246)	(1,521,175)	(2,471,338)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment				(6,398)
Net cash flows used by investing activities				(6,398)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on 2014 note payable to YA II PN, Ltd. (f/n/a YA Global Master SPV, Ltd.)				(225,000)
Proceeds from the sale of Common Stock	283,078	529,000	769,000	1,484,700
Proceeds of issuance of 2015 note payable to YA II PN, Ltd. net of $50,000 commitment fee				450,000
Proceeds from exercise of stock options		1,700	1,700	1,020
Principal payments on 2015 note payable to YA II PN, Ltd.		(225,000)	(225,000)	(275,000)
Proceeds from the exercise of Common Stock Warrants				253,040
Proceeds of issuance of March 2016 note payable to YA II PN, Ltd. net of $60,000 commitment fee		540,000	540,000
Principal payments on March 2016 $600,000 note payable to YA II PN, Ltd.		(170,000)	(600,000)
Proceeds of issuance of June 2016 note payable to YA II PN, Ltd. net of $40,000 commitment fee		360,000	360,000
Principal payments on December 2016 $750,000 note payable to YA II PN, Ltd.	(290,000)
Principal payments on 2016 $400,000 note payable to YA II PN, Ltd.			(400,000)
Proceeds from the issuance of convertible Notes Payable	150,000		150,000
Proceeds of issuance of 2016 $185,000 note payable to St. George Investments LLC less an original issue discount of $30,000			155,000
Proceeds on 2016 $750,000 note payable to YA II PN, Ltd. net of $75,000 commitment fee			675,000
Net cash flows provided by (used by) financing activities	143,078	1,035,700	1,425,700	1,688,760
NET DECREASE IN CASH	(217,489)	28,454	(95,475)	(788,976)
CASH BEGINNING OF PERIOD	229,228	324,703	324,703	1,113,679
CASH END OF PERIOD	11,739	353,157	229,228	324,703
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,260	300	600	2,197
Interest paid	22,653	23,323	63,093	29,565
NON - CASH FINANCING ACTIVITIES:
Issuance of Common Stock to Executive Officers in payment of salaries payable	76,000	50,400	50,400	120,000
Issuance of Common Stock to Directors in payment of accounts payable ($75,000) and prepaid fees for services for the quarter ended June 30, 2017 ($37,500)	112,500
Issuance of Common Stock to Stockholders Relations Agent in payment of accounts payable ($30,000) and prepaid fees for the period April 1, 2017 to December 31, 2017 ($22,500)	52,500
Issuance of Common Stock in satisfaction of convertible note payable ($15,000) and accrued interest ($15,984)		30,984	30,984
Amount due to CCC-Panama and CCC-Oman pursuant to April 3, 2017 exercise of OMAG Options for 15% equity interest in Omagine LLC to be acquired	$ 58,500
Payment-in-Kind capital contribution of land by noncontrolling interest in Omagine LLC pursuant to Omagine LLC Stockholder Agreement				$ 718,614,000